RELATED PARTY TRANSACTIONS - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries and other short-term employee benefits(A)	€ 35	€ 23	€ 18
Post-employment benefits	1	1	1
Share-based payments	9	9	8
Total	€ 45	€ 33	€ 27